Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-current Assets
Other non-current assets consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Long-term deposits	$470,086	$1,023,755
Deferral of initial public offering costs	287,331	—
Others	51,445	580,182
	$808,862	$1,603,937